Long-Term Equity Investments, Net - Schedule of Long-Term Equity Investment (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-term equity investment [Member]
Schedule of Long-Term Equity Investment [Line Items]
Long-term equity investment	¥ 56,000	¥ 56,000
Haofangtong
Schedule of Long-Term Equity Investment [Line Items]
Less: impairment loss	(55,000)	(54,000)
Long-term equity investment, net	1,000	2,000
Long-term equity investment One [Member]
Schedule of Long-Term Equity Investment [Line Items]
Long-term equity investment	11,000
Wuhu Fangrong [Member]
Schedule of Long-Term Equity Investment [Line Items]
Less: impairment loss
Long-term equity investment, net	¥ 11,000